[CHAPMAN AND CUTLER LETTERHEAD]

March 1, 2024

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

  RE: Amplify ETF Trust

  (Registration Nos. 333-207937 and 811-23108)

Ladies and Gentlemen:

On behalf of the Amplify ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Amplify BlackSwan Growth & Treasury Core ETF, Amplify BlackSwan ISWN ETF, Amplify BlackSwan Tech & Treasury ETF, Amplify Cash Flow Dividend Leaders ETF, Amplify Cash Flow High Income ETF, Amplify CWP Enhanced Dividend Income ETF, Amplify Emerging Markets FinTech ETF, Amplify High Income ETF, Amplify Inflation Fighter ETF, Amplify International Enhanced Dividend Income ETF, Amplify Lithium & Battery Technology ETF, Amplify Natural Resources Dividend Income ETF, Amplify Online Retail ETF, Amplify Seymour Cannabis ETF, Amplify Thematic All-Stars ETF and Amplify Transformational Data Sharing ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 329, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 28, 2024.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney